39. Insurance	12 Months Ended
Dec. 31, 2017
Insurance
Insurance

Details by risk type and effectiveness date of the main policies can be seen below.

	End	Insured
Policy	of term	amount
Nominated Risks	08.24.2018	2,172,442
Operational risks - HPP Governador Jayme Canet Junior	11.23.2018	799,290
Operational risks - UEG Araucária (a)	05.31.2018	725,286
Operational risks - Brisa Potiguar	06.27.2018	720,713
Fire - Company - owned and rented facilities	08.24.2018	597,716
Operational risks - São Bento	06.27.2018	449,928
Legal guarantee - Office of the General Counsel to the National Treasury	05.11.2018	291,396
Multi-risk - Elejor	03.11.2019	197,800
D&O Insurance (a)	03.28.2019	82,700
Aviation insurance (hull and civil liability) (a)	01.30.2019	80,197
(a) The values of the insured of operating risks - UEG Araucária and Seguro Aeronáutico have been translated from USD into BRL, with the current rate R$3.3080, as of 12.31.2017.

In addition to the related insurance, the Company contract other insurance policies with lower values, such as: general civil liability, payment guarantee, several risks, national and international transportation and life insurance.

The guarantee insurance contracted by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as guarantor, within the limits of their participation in each project.